Fair Value Measurements - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Aggregate borrowings under term loans	$ 3,688,907,000	$ 3,328,543,000
Estimated fair value of our long-term debt		$ 3,300,000,000